Property plant and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amortization of property, plant and equipment	$ 434	$ 461	$ 406
Selling, general and administrative expense
Statement [Line Items]
Amortization of property, plant and equipment	421	448	393
Selling, general and administrative expense | Discontinued operations [member]
Statement [Line Items]
Amortization of property, plant and equipment	$ 13	$ 13	$ 13